Tax charge - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense:
Corporation tax	$ (445)	$ (589)	$ (380)
Adjustments in respect of prior years	131	28	15
Total current tax (charge) credit	(314)	(561)	(365)
Deferred tax arising from:
Origination and reversal of temporary differences	33	235	(331)
Impact of changes in local statutory tax rates	(1)	7	11
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	48	(15)	9
Total deferred tax (charge) credit	80	227	(311)
Total tax (charge) credit	(234)	(334)	(676)
Tax taken through other comprehensive income	102	$ 709	$ 387
US
Current tax expense:
Adjustments in respect of prior years	$ 131